United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/19

Date of Reporting Period: Six months ended 02/28/19

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
February 28, 2019
Share Class | Ticker	A | FGCAX	Institutional | FGCIX	Service | FGCSX	R6 | SRBRX

Federated Short-Intermediate Total Return Bond Fund
Established 2005

A Portfolio of Federated Institutional Trust
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Short-Intermediate Total Return Bond Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from September 1, 2018 through February 28, 2019. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

In Memoriam
With profound sadness, Federated announces the passing of Richard B. (“Dick”) Fisher. He will be greatly missed.
RICHARD B. FISHER
(Former Officer of the Federated Funds, Chairman of Federated Securities Corp., and Vice Chairman of Federated Investors, Inc.)
Dick Fisher, along with John F. (“Jack”) Donahue and Thomas J. Donnelly, Esq., co-founded Federated in 1955 and served as a leader, particularly for Federated's sales division, and an officer of the Federated Funds. Mr. Fisher was a family man of deep faith, with exemplary character, prodigious generosity, immeasurable devotion, undeniable charm and a good sense of humor. He served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of duty to shareholders, coupled with his faith and devotion to family, allowed him to become the consummate gentleman and salesman par excellence who will be greatly missed. Among his many achievements, Mr. Fisher led the sales strategy and execution for Federated's Fund for U.S. Government Securities, the first fund to invest exclusively in government bonds, and spearheaded the campaign for sales of Federated's Government Income Securities Fund, the first of what would become Federated's Fortress family of funds. Federated expresses deep gratitude to Mr. Fisher for his inspiring leadership, distinguished service and contributions as a husband, father, co-founder, officer, colleague and friend.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At February 28, 2019, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Treasury Securities	48.7%
Corporate Debt Securities	34.3%
Federated Mortgage Core Portfolio	5.5%
Federated Project and Trade Finance Core Fund	2.4%
High Yield Bond Portfolio	1.9%
Collateralized Mortgage Obligations	1.8%
Federated Bank Loan Core Fund	1.7%
Emerging Markets Core Fund	1.6%
Mortgage-Backed Securities[2]	1.1%
Asset-Backed Securities	0.4%
Derivative Contracts[3]	0.0%[4]
Cash Equivalents[5]	0.2%
Other Assets and Liabilities—Net[6]	0.4%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities and derivative contracts in which the Fund Invests. As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets, are listed individually in the table.
2	For purposes of this table, Mortgage-Backed Securities may include mortgage-backed securities guaranteed by Government Sponsored Entities and adjustable rate mortgage-backed securities.
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Represents less than 0.1%.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
February 28, 2019 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—34.3%
		Basic Industry - Chemicals—0.0%
$100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	$101,757
		Basic Industry - Metals & Mining—0.5%
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	733,075
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.200%, 7/15/2021	50,328
425,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.500%, 4/15/2023	431,742
500,000		Southern Copper Corp., Sr. Unsecd. Note, 3.500%, 11/8/2022	499,921
		TOTAL	1,715,066
		Basic Industry - Paper—0.3%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,229,186
		Capital Goods - Aerospace & Defense—0.6%
500,000		Arconic, Inc., 5.870%, 2/23/2022	524,375
395,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 144A, 5.696%, 9/16/2023	425,123
500,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.550%, 10/15/2022	491,575
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.100%, 11/15/2021	24,791
40,000	[1]	Textron Financial Corp., Jr. Sub. Note, 144A, 4.418% (3-month USLIBOR +1.735%), 2/15/2042	30,881
500,000		Textron, Inc., Sr. Unsecd. Note, 3.650%, 3/1/2021	502,082
		TOTAL	1,998,827
		Capital Goods - Building Materials—0.2%
500,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	475,569
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	84,097
		TOTAL	559,666
		Capital Goods - Construction Machinery—0.3%
1,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	1,016,100
		Capital Goods - Diversified Manufacturing—1.1%
10,000		Emerson Electric Co., 4.875%, 10/15/2019	10,120
144,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.650%, 10/17/2021	148,362
1,250,000		Johnson Controls International PLC, Sr. Unsecd. Note, 3.750%, 12/1/2021	1,261,866
415,000		Lennox International, Inc., Sr. Unsecd. Note, 3.000%, 11/15/2023	399,386
789,000		Pentair Finance SARL, Sr. Unsecd. Note, 2.650%, 12/1/2019	788,507
1,000,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.000%, 12/15/2020	997,388
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Diversified Manufacturing—continued
$350,000	[1]	Tyco Electronics Group SA, Sr. Unsecd. Note, 3.156% (3-month USLIBOR +0.450%), 6/5/2020	$349,850
		TOTAL	3,955,479
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.250%, 11/15/2021	52,733
		Capital Goods - Packaging—0.1%
250,000		WestRock Co., Sr. Unsecd. Note, 4.000%, 3/1/2023	252,690
		Communications - Cable & Satellite—0.8%
180,000		CCO Safari II LLC, 3.579%, 7/23/2020	180,872
1,000,000		Comcast Corp., Sr. Unsecd. Note, 3.700%, 4/15/2024	1,023,483
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.000%, 2/1/2020	1,523,099
		TOTAL	2,727,454
		Communications - Media & Entertainment—0.2%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.000%, 10/1/2023	200,543
400,000		British Sky Broadcasting Group PLC, 144A, 2.625%, 9/16/2019	399,259
175,000		Fox Corp, Sr. Unsecd. Note, 144A, 3.666%, 1/25/2022	177,155
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.750%, 6/1/2021	102,248
		TOTAL	879,205
		Communications - Telecom Wireless—0.4%
450,000		Crown Castle International Corp., Sr. Unsecd. Note, 2.250%, 9/1/2021	439,487
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	524,442
605,000		Vodafone Group PLC, Sr. Unsecd. Note, 3.750%, 1/16/2024	603,426
		TOTAL	1,567,355
		Communications - Telecom Wirelines—0.4%
850,000		AT&T, Inc., Sr. Unsecd. Note, 3.200%, 3/1/2022	849,989
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.150%, 9/15/2019	60,825
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.150%, 3/15/2024	494,840
		TOTAL	1,405,654
		Consumer Cyclical - Automotive—0.8%
1,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.681%, 1/9/2020	992,384
500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.200%, 7/13/2020	500,361
400,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.150%, 6/19/2023	401,402
800,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 2.250%, 1/13/2020	793,250
		TOTAL	2,687,397
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Lodging—0.2%
$619,000		Choice Hotels International, Inc., Company Guarantee, 5.700%, 8/28/2020	$637,570
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.000%, 3/1/2019	75,000
		TOTAL	712,570
		Consumer Cyclical - Retailers—1.1%
250,000		Advance Auto Parts, Inc., 4.500%, 12/1/2023	256,755
780,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	757,074
250,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 3.279% (3-month USLIBOR +0.500%), 12/13/2019	249,981
320,000		AutoZone, Inc., Sr. Secd. Note, 1.625%, 4/21/2019	319,551
970,000		CVS Health Corp., Sr. Unsecd. Note, 3.700%, 3/9/2023	976,734
510,000		Dollar Tree, Inc., Sr. Unsecd. Note, 3.700%, 5/15/2023	506,101
930,000		WalMart, Inc., Sr. Unsecd. Note, 3.400%, 6/26/2023	948,104
		TOTAL	4,014,300
		Consumer Cyclical - Services—1.1%
1,250,000		Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.500%, 11/28/2019	1,247,626
1,000,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.900%, 4/1/2022	996,628
500,000		Expedia, Inc., Company Guarantee, 5.950%, 8/15/2020	518,752
915,000		IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	917,974
		TOTAL	3,680,980
		Consumer Non-Cyclical - Food/Beverage—1.9%
285,000	[1]	Constellation Brands, Inc., Sr. Unsecd. Note, 3.383% (3-month USLIBOR +0.700%), 11/15/2021	283,894
430,000		Flowers Foods, Inc., Sr. Unsecd. Note, 4.375%, 4/1/2022	435,402
300,000		Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 4.500%, 1/25/2022	307,493
1,000,000		Kerry Group Financial Services, Sr. Unsecd. Note, 144A, 3.200%, 4/9/2023	975,497
810,000		Maple Escrow Subsidiary, Inc., Sr. Unsecd. Note, 144A, 4.057%, 5/25/2023	819,462
1,320,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	1,297,086
660,000		Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, 144A, 2.000%, 10/28/2021	639,293
700,000		Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.350%, 2/1/2022	674,260
640,000		Tyson Foods, Inc., 2.650%, 8/15/2019	639,019
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.500%, 6/15/2022	492,045
		TOTAL	6,563,451
		Consumer Non-Cyclical - Health Care—0.9%
875,000		Becton Dickinson & Co., Sr. Unsecd. Note, 2.894%, 6/6/2022	866,006
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$140,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.750%, 8/23/2022	$141,743
750,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.300%, 2/15/2022	753,500
1,275,000	Zimmer Biomet Holdings, Inc., Sr. Unsecd. Note, 2.700%, 4/1/2020	1,269,472
	TOTAL	3,030,721
	Consumer Non-Cyclical - Pharmaceuticals—2.7%
750,000	Abbott Laboratories, Sr. Unsecd. Note, 2.900%, 11/30/2021	749,727
1,250,000	AbbVie, Inc., Sr. Unsecd. Note, 2.500%, 5/14/2020	1,242,096
1,000,000	Actavis Funding SCS, Sr. Unsecd. Note, 3.000%, 3/12/2020	999,709
395,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	385,452
1,000,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 3.875%, 12/15/2023	997,807
750,000	Bayer US Finance LLC, Unsecd. Note, 144A, 2.375%, 10/8/2019	746,754
730,000	Biogen Idec, Inc., Sr. Unsecd. Note, 2.900%, 9/15/2020	730,180
500,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	498,725
1,080,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.400%, 9/23/2021	1,056,191
1,000,000	Teva Pharmaceutical Finance IV LLC, Sr. Unsecd. Note, 2.250%, 3/18/2020	985,306
1,000,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.200%, 7/21/2021	950,841
	TOTAL	9,342,788
	Consumer Non-Cyclical - Products—0.5%
720,000	Church and Dwight, Inc., Sr. Unsecd. Note, 2.450%, 8/1/2022	702,558
1,250,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, 144A, 2.375%, 6/24/2022	1,215,173
	TOTAL	1,917,731
	Consumer Non-Cyclical - Supermarkets—0.3%
990,000	Kroger Co., Sr. Unsecd. Note, 2.800%, 8/1/2022	971,950
	Consumer Non-Cyclical - Tobacco—0.4%
15,000	Altria Group, Inc., 9.250%, 8/6/2019	15,381
365,000	Altria Group, Inc., Sr. Unsecd. Note, 3.800%, 2/14/2024	365,247
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 2.764%, 8/15/2022	486,491
673,000	Reynolds American, Inc., Sr. Unsecd. Note, 3.250%, 6/12/2020	672,714
	TOTAL	1,539,833
	Energy - Independent—0.5%
500,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 4.850%, 3/15/2021	513,959
840,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 2.950%, 1/15/2023	822,369
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Independent—continued
$250,000		Marathon Oil Corp., Sr. Unsecd. Note, 2.700%, 6/1/2020	$247,655
		TOTAL	1,583,983
		Energy - Integrated—0.5%
1,000,000		BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.790%, 2/6/2024	1,028,141
880,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2022	891,093
		TOTAL	1,919,234
		Energy - Midstream—0.5%
450,000		Andeavor Logistics LP, Sr. Unsecd. Note, 3.500%, 12/1/2022	448,151
225,000		Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 3.300%, 6/1/2020	225,352
150,000		Energy Transfer Partners LP, Sr. Unsecd. Note, 4.900%, 2/1/2024	156,161
230,000		Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.200%, 9/15/2023	234,780
500,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.550%, 10/15/2019	499,217
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.800%, 3/1/2021	52,404
50,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.850%, 2/15/2020	51,739
		TOTAL	1,667,804
		Energy - Oil Field Services—0.3%
275,000		Nabors Industries, Inc., Company Guarantee, 5.000%, 9/15/2020	277,406
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	491,875
300,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.100%, 9/15/2023	267,000
		TOTAL	1,036,281
		Energy - Refining—0.2%
100,000		Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	103,485
600,000	[1]	Phillips 66, Sr. Unsecd. Note, 144A, 3.537% (3-month USLIBOR +0.750%), 4/15/2020	600,306
		TOTAL	703,791
		Financial Institution - Banking—7.2%
143,000		American Express Co., 2.650%, 12/2/2022	140,970
1,000,000		American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.700%, 3/3/2022	994,666
930,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.750%, 11/15/2019	926,588
980,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.750%, 4/1/2022	974,101
539,000		Bank of America Corp., Sr. Unsecd. Note, 3.004%, 12/20/2023	532,351
1,825,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.124% 1/20/2023	1,816,950
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$1,100,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661% 5/16/2023	$1,083,764
1,200,000		Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,184,151
300,000		Capital One Financial Corp., Sr. Unsecd. Note, 2.450%, 4/24/2019	299,855
50,000		Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	51,659
750,000		Citigroup, Inc., Sr. Unsecd. Note, 2.350%, 8/2/2021	737,311
500,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876% 7/24/2023	492,733
400,000		Citigroup, Inc., Sub. Note, 4.050%, 7/30/2022	408,024
250,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 2.550%, 5/13/2021	246,972
670,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.375%, 7/28/2021	656,665
100,000		City National Corp., Sr. Unsecd. Note, 5.250%, 9/15/2020	103,025
655,000		Fifth Third Bancorp, Sr. Unsecd. Note, 3.650%, 1/25/2024	662,168
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.908% 6/5/2023	490,924
500,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	504,814
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.250%, 7/27/2021	261,712
1,125,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.750%, 1/24/2022	1,201,606
1,010,000		Huntington Bancshares, Inc., Sub. Note, 7.000%, 12/15/2020	1,074,922
350,000		Huntington National Bank, Sr. Unsecd. Note, 2.200%, 4/1/2019	349,892
200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.200%, 1/25/2023	200,295
1,200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.500%, 1/24/2022	1,248,757
100,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.300%, 4/23/2019	100,479
725,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	725,639
500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.125%, 1/23/2023	496,408
165,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 4.179% (3-month USLIBOR +1.400%), 10/24/2023	167,798
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.100%, 5/22/2023	508,657
1,000,000		PNC Bank, N.A., Series BKNT, 2.150%, 4/29/2021	982,512
1,100,000		Regions Financial Corp., Sr. Unsecd. Note, 2.750%, 8/14/2022	1,078,364
1,000,000		SunTrust Bank, Inc., Sr. Unsecd. Note, Series BKNT, 2.590% 1/29/2021	996,626
700,000		SunTrust Bank, Inc., Sr. Unsecd. Note, 2.500%, 5/1/2019	699,846
750,000		U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	747,081
750,000		Wells Fargo & Co., Sr. Unsecd. Note, 3.069%, 1/24/2023	745,646
750,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 3.974% (3-month USLIBOR +1.230%), 10/31/2023	762,598
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.600%, 4/1/2021	361,382
		TOTAL	25,017,911
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
315,000		CBOE Holdings, Inc., 1.950%, 6/28/2019	314,392
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 2.950%, 4/1/2022	$500,024
	TOTAL	814,416
	Financial Institution - Finance Companies—0.2%
420,000	AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.950%, 2/1/2022	422,127
405,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	398,379
	TOTAL	820,506
	Financial Institution - Insurance - Health—0.5%
750,000	Halfmoon Parent, Inc., Sr. Unsecd. Note, 144A, 3.750%, 7/15/2023	759,593
1,000,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.500%, 6/15/2023	1,017,514
	TOTAL	1,777,107
	Financial Institution - Insurance - Life—1.0%
1,000,000	American International Group, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2022	1,048,717
500,000	MET Life Global Funding I, 144A, 1.750%, 9/19/2019	497,417
1,000,000	Mass Mutual Global Funding II, 144A, 2.000%, 4/15/2021	979,368
335,000	PRICOA Global Funding I, 144A, 2.450%, 9/21/2022	327,588
500,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.300%, 9/15/2022	498,821
	TOTAL	3,351,911
	Financial Institution - Insurance - P&C—0.7%
1,000,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	1,053,470
750,000	Liberty Mutual Group, Inc., 144A, 4.950%, 5/1/2022	781,405
500,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/15/2023	508,553
	TOTAL	2,343,428
	Financial Institution - REIT - Healthcare—0.2%
150,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	150,055
700,000	Healthcare Trust of America, 3.700%, 4/15/2023	696,768
	TOTAL	846,823
	Financial Institution - REIT - Office—0.1%
250,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2022	258,191
	Financial Institution - REIT - Other—0.1%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.600%, 4/1/2024	308,471
	Financial Institution - REIT - Retail—0.1%
190,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.400%, 11/1/2022	189,547
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Retail—continued
$100,000		Regency Centers LP, Company Guarantee, 4.800%, 4/15/2021	$103,474
		TOTAL	293,021
		Sovereign—0.1%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	491,644
		Technology—2.7%
1,150,000		Apple, Inc., Sr. Unsecd. Note, 1.550%, 8/4/2021	1,119,636
1,000,000		Autodesk, Inc., Sr. Unsecd. Note, 3.125%, 6/15/2020	997,391
490,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, 144A, 4.420%, 6/15/2021	499,132
630,000		Equifax, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2021	612,518
620,000	[1]	IBM Credit Corp., Sr. Unsecd. Note, 3.098% (3-month USLIBOR +0.470%), 11/30/2020	622,414
750,000		Intel Corp., 3.300%, 10/1/2021	760,613
1,000,000		Keysight Technologies, Inc., 3.300%, 10/30/2019	1,000,607
1,250,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, 144A, 2.878%, 4/15/2020	1,243,391
1,000,000		Oracle Corp., Sr. Unsecd. Note, 1.900%, 9/15/2021	977,219
560,000		Salesforce.com, Inc., Sr. Unsecd. Note, 3.250%, 4/11/2023	567,021
720,000		Total System Services, Inc., Sr. Unsecd. Note, 3.800%, 4/1/2021	722,882
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	153,296
		TOTAL	9,276,120
		Transportation - Services—0.6%
500,000		Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 2.350%, 10/15/2019	497,806
1,500,000		Penske Truck Leasing Co. LP & PTL Finance Corp., 144A, 2.500%, 6/15/2019	1,497,493
210,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.800%, 3/1/2022	206,030
		TOTAL	2,201,329
		Utility - Electric—3.0%
500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	483,864
850,000		Alabama Power Co., Sr. Unsecd. Note, Series 17A, 2.450%, 3/30/2022	836,798
870,000		Ameren Corp., Sr. Unsecd. Note, 2.700%, 11/15/2020	862,449
605,000		Consolidated Edison Co., Sr. Unsecd. Note, 2.000%, 5/15/2021	591,837
1,000,000		Duke Energy Corp., Sr. Unsecd. Note, 1.800%, 9/1/2021	968,833
460,000		Emera US Finance LP, Sr. Unsecd. Note, 2.700%, 6/15/2021	451,828
930,000		Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.875%, 5/25/2022	902,308
710,000		EverSource Energy, Sr. Unsecd. Note, 2.500%, 3/15/2021	702,404
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$410,000		Fortis, Inc./Canada, Sr. Unsecd. Note, 2.100%, 10/4/2021	$396,434
460,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 2.950%, 2/7/2024	456,017
440,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.300%, 4/1/2019	439,893
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.700%, 9/15/2019	249,606
450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.200%, 6/15/2022	458,739
1,000,000		TECO Finance, Inc., Company Guarantee, 5.150%, 3/15/2020	1,020,601
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	305,558
1,250,000		Wisconsin Energy Corp., Sr. Unsecd. Note, 2.450%, 6/15/2020	1,240,563
		TOTAL	10,367,732
		Utility - Natural Gas—0.8%
100,000		Atmos Energy Corp., 8.500%, 3/15/2019	100,182
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.200%, 9/15/2021	611,095
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.750%, 3/1/2023	1,184,630
250,000		Sempra Energy, Sr. Unsecd. Note, 2.850%, 11/15/2020	248,179
600,000		TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	597,204
		TOTAL	2,741,290
		TOTAL CORPORATE BONDS (IDENTIFIED COST $120,174,125)	119,743,886
		ASSET-BACKED SECURITIES—0.4%
		Credit Card—0.2%
500,000		Discover Card Execution Note Trust 2019-A1, Class A1, 3.040%, 7/15/2024	503,116
		Other—0.2%
750,000	[1]	PFS Financing Corp. 2018-A, Class A, 2.888% (1-month USLIBOR +0.400%), 2/15/2022	749,653
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $1,249,989)	1,252,769
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.8%
		Commercial Mortgage—1.8%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,301,856
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	408,297
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	179,875
750,000		Commercial Mortgage Trust 2013-CR8, Class B, 3.960%, 6/10/2046	761,504
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Commercial Mortgage—continued
$1,837,633		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	$1,839,182
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	456,388
735,000		UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.875%, 4/10/2046	740,976
159,154		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	160,616
20,477		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	20,522
300,000		Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	304,905
		TOTAL	6,174,121
		Government Agency—0.0%
37,068	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3397, Class FC, 3.088% (1-month USLIBOR +0.600%), 12/15/2037	37,324
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,319,080)	6,211,445
		MORTGAGE-BACKED SECURITIES—1.1%
		Federal National Mortgage Association—1.1%
2,383,832		Federal National Mortgage Association, Pool AS2976, 4.000%, 8/1/2044	2,449,023
1,298,280		Federal National Mortgage Association, Pool AW0029, 3.500%, 7/1/2044	1,306,078
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $3,843,467)	3,755,101
		U.S. TREASURIES—48.7%
5,364,700		U.S. Treasury Inflation-Protected Notes, 0.125%, 4/15/2020	5,323,621
11,885,830		U.S. Treasury Inflation-Protected Notes, 0.625%, 4/15/2023	11,871,626
15,000,000		United States Treasury Note, 1.125%, 2/28/2021	14,590,167
6,575,000		United States Treasury Note, 1.125%, 7/31/2021	6,362,072
5,520,000		United States Treasury Note, 1.250%, 3/31/2021	5,379,611
5,750,000		United States Treasury Note, 1.375%, 3/31/2020	5,677,676
5,500,000		United States Treasury Note, 1.375%, 8/31/2020	5,404,650
5,000,000		United States Treasury Note, 1.375%, 9/15/2020	4,911,352
7,000,000		United States Treasury Note, 1.375%, 5/31/2021	6,825,897
19,500,000		United States Treasury Note, 1.625%, 12/31/2019	19,351,465
5,000,000		United States Treasury Note, 1.625%, 8/31/2022	4,852,300
6,500,000		United States Treasury Note, 1.625%, 5/31/2023	6,267,269
10,000,000		United States Treasury Note, 1.750%, 11/15/2020	9,866,728
3,000,000		United States Treasury Note, 1.750%, 5/31/2022	2,929,961
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		U.S. TREASURIES—continued
$7,500,000		United States Treasury Note, 1.875%, 2/28/2022	$7,364,940
4,000,000		United States Treasury Note, 1.875%, 3/31/2022	3,927,563
1,000,000		United States Treasury Note, 1.875%, 9/30/2022	978,422
4,950,000		United States Treasury Note, 2.000%, 10/31/2022	4,861,417
3,000,000		United States Treasury Note, 2.000%, 11/30/2022	2,944,728
3,000,000		United States Treasury Note, 2.000%, 2/28/2021	2,968,596
2,500,000	[2]	United States Treasury Note, 2.125%, 6/30/2022	2,469,782
5,000,000		United States Treasury Note, 2.500%, 1/15/2022	4,999,453
7,500,000		United States Treasury Note, 2.500%, 1/31/2024	7,491,797
2,000,000		United States Treasury Note, 2.750%, 11/30/2020	2,006,650
5,000,000		United States Treasury Note, 2.750%, 7/31/2023	5,048,437
7,250,000		United States Treasury Note, 2.750%, 8/31/2023	7,322,557
8,000,000		United States Treasury Note, 2.875%, 11/30/2023	8,130,000
		TOTAL U.S. TREASURIES (IDENTIFIED COST $172,041,868)	170,128,737
		INVESTMENT COMPANIES—13.3%
565,245		Emerging Markets Core Fund	5,432,003
604,174		Federated Bank Loan Core Fund	5,999,453
707,959		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.55%[3]	708,172
1,982,476		Federated Mortgage Core Portfolio	19,071,415
929,771		Federated Project and Trade Finance Core Fund	8,414,428
1,091,009		High Yield Bond Portfolio	6,775,166
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $47,414,696)	46,400,637
		TOTAL INVESTMENT IN SECURITIES—99.6% (IDENTIFIED COST $351,043,225)[4]	347,492,575
		OTHER ASSETS AND LIABILITIES - NET—0.4%[5]	1,470,760
		TOTAL NET ASSETS—100%	$348,963,335
At February 28, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Amount	Expiration Date	Value and Unrealized Appreciation (Depreciation)
[6]United States Treasury Notes 10-Year Short Futures	90	$10,980,000	June 2019	$42,680
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended February 28, 2019, were as follows:
	Balance of Shares Held 8/31/2018	Purchases/ Additions	Sales/ Reductions
Emerging Markets Core Fund	1,088,231	214,632	(737,618)
Federated Bank Loan Core Fund	586,713	17,461	—
Federated Institutional Prime Value Obligations Fund, Institutional Shares	9,693,667	39,209,759	(48,195,467)
Federated Mortgage Core Portfolio	1,948,595	33,881	—
Federated Project and Trade Finance Core Fund	907,227	22,544	—
High Yield Bond Portfolio	1,009,775	324,346	(243,112)
TOTAL OF AFFILIATED TRANSACTIONS	15,234,208	39,822,623	(49,176,197)
Semi-Annual Shareholder Report

Balance of Shares Held 2/28/2019	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Dividend Income
565,245	$5,432,003	$444,633	$(225,799)	$280,558
604,174	$5,999,453	$(69,759)	$—	$172,747
707,959	$708,172	$(51)	$700	$58,909
1,982,476	$19,071,415	$119,637	$—	$323,214
929,771	$8,414,428	$(27,521)	$—	$204,324
1,091,009	$6,775,166	$140,589	$(111,831)	$210,319
5,880,634	$46,400,637	$607,528	$(336,930)	$1,250,071
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at February 28, 2019.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of February 28, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$119,743,886	$—	$119,743,886
Asset-Backed Securities	—	1,252,769	—	1,252,769
Collateralized Mortgage Obligations	—	6,211,445	—	6,211,445
Mortgage-Backed Securities	—	3,755,101	—	3,755,101
U.S. Treasuries	—	170,128,737	—	170,128,737
Investment Companies[1]	708,172	—	—	46,400,637
TOTAL SECURITIES	$708,172	$301,091,938	$—	$347,492,575
Other Financial Instruments[2]
Assets	$42,680	$—	$—	$42,680
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$42,680	$—	$—	$42,680
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $45,692,465 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Emerging Markets Core Fund, Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2019	Year Ended August 31,				Period Ended 8/31/2014[1]
		2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.13	$10.37	$10.43	$10.34	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.10[2]	0.19[2]	0.18	0.23[2]	0.25[2]	0.16[2]
Net realized and unrealized gain (loss)	0.07	(0.24)	(0.06)	0.10	(0.29)	0.09
TOTAL FROM INVESTMENT OPERATIONS	0.17	(0.05)	0.12	0.33	(0.04)	0.25
Less Distributions:
Distributions from net investment income	(0.10)	(0.19)	(0.18)	(0.24)	(0.25)	(0.15)
Net Asset Value, End of Period	$10.20	$10.13	$10.37	$10.43	$10.34	$10.63
Total Return[3]	1.71%	(0.44)%	1.16%	3.23%	(0.34)%	2.34%
Ratios to Average Net Assets:
Net expenses	0.62%[4]	0.63%	0.61%	0.61%	0.60%	0.60%[4]
Net investment income	2.04%[4]	1.89%	1.73%	2.22%	2.41%	2.53%[4]
Expense waiver/reimbursement[5]	0.17%[4]	0.15%	0.16%	0.17%	0.16%	0.24%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$23,501	$25,078	$27,334	$26,374	$16,654	$9,609
Portfolio turnover	11%	27%	11%	30%	23%	51%[6]
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2019	Year Ended August 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.13	$10.37	$10.43	$10.33	$10.63	$10.37
Income From Investment Operations:
Net investment income	0.11[1]	0.22[1]	0.20	0.26[1]	0.28[1]	0.28[1]
Net realized and unrealized gain (loss)	0.06	(0.24)	(0.06)	0.10	(0.30)	0.26
TOTAL FROM INVESTMENT OPERATIONS	0.17	(0.02)	0.14	0.36	(0.02)	0.54
Less Distributions:
Distributions from net investment income	(0.11)	(0.22)	(0.20)	(0.26)	(0.28)	(0.26)
Distributions from net realized gain	—	—	—	—	—	(0.02)
TOTAL DISTRIBUTIONS	(0.11)	(0.22)	(0.20)	(0.26)	(0.28)	(0.28)
Net Asset Value, End of Period	$10.19	$10.13	$10.37	$10.43	$10.33	$10.63
Total Return[2]	1.74%	(0.19)%	1.41%	3.59%	(0.19)%	5.24%
Ratios to Average Net Assets:
Net expenses	0.37%[3]	0.38%	0.36%	0.36%	0.35%	0.35%
Net investment income	2.29%[3]	2.15%	1.98%	2.51%	2.64%	2.65%
Expense waiver/reimbursement[4]	0.16%[3]	0.16%	0.20%	0.20%	0.19%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$262,221	$278,385	$266,383	$230,866	$203,880	$181,702
Portfolio turnover	11%	27%	11%	30%	23%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2019	Year Ended August 31,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.12	$10.36	$10.42	$10.33	$10.62	$10.36
Income From Investment Operations:
Net investment income	0.10[1]	0.19[1]	0.18	0.23[1]	0.25[1]	0.25[1]
Net realized and unrealized gain (loss)	0.07	(0.24)	(0.06)	0.10	(0.29)	0.26
TOTAL FROM INVESTMENT OPERATIONS	0.17	(0.05)	0.12	0.33	(0.04)	0.51
Less Distributions:
Distributions from net investment income	(0.10)	(0.19)	(0.18)	(0.24)	(0.25)	(0.23)
Distributions from net realized gain	—	—	—	—	—	(0.02)
TOTAL DISTRIBUTIONS	(0.10)	(0.19)	(0.18)	(0.24)	(0.25)	(0.25)
Net Asset Value, End of Period	$10.19	$10.12	$10.36	$10.42	$10.33	$10.62
Total Return[2]	1.71%	(0.43)%	1.16%	3.23%	(0.34)%	4.99%
Ratios to Average Net Assets:
Net expenses	0.62%[3]	0.63%	0.61%	0.61%	0.60%	0.59%
Net investment income	2.04%[3]	1.84%	1.72%	2.27%	2.36%	2.39%
Expense waiver/reimbursement[4]	0.16%[3]	0.16%	0.18%	0.20%	0.20%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,997	$12,525	$34,375	$27,975	$28,600	$50,843
Portfolio turnover	11%	27%	11%	30%	23%	51%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares*
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 2/28/2019	Year Ended August 31,				Period Ended 8/31/2014[1]
		2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.13	$10.37	$10.43	$10.33	$10.63	$10.53
Income From Investment Operations:
Net investment income	0.12[2]	0.22[2]	0.21	0.16[2]	0.20[2]	0.19[2]
Net realized and unrealized gain (loss)	0.06	(0.24)	(0.06)	0.13	(0.30)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.18	(0.02)	0.15	0.29	(0.10)	0.21
Less Distributions:
Distributions from net investment income	(0.12)	(0.22)	(0.21)	(0.19)	(0.20)	(0.11)
Net Asset Value, End of Period	$10.19	$10.13	$10.37	$10.43	$10.33	$10.63
Total Return[3]	1.74%	(0.18)%	1.42%	2.82%	(0.93)%	2.04%
Ratios to Average Net Assets:
Net expenses	0.36%[4]	0.37%	0.35%	1.11%	1.10%	1.10%[4]
Net investment income	2.30%[4]	2.16%	2.00%	1.57%	1.89%	2.15%[4]
Expense waiver/reimbursement[5]	0.13%[4]	0.12%	0.15%	0.15%	0.15%	0.21%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$52,243	$28,523	$28,306	$753	$0[6]	$0[6]
Portfolio turnover	11%	27%	11%	30%	23%	51%[7]
*	Prior to September 1, 2016, the Fund's Class R6 Shares were designated as Class R Shares.
1	Reflects operations for the period from January 31, 2014 (date of initial investment) to August 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended August 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
February 28, 2019 (unaudited)
Assets:
Investment in securities, at value including $46,400,637 of investment in affiliated holdings (identified cost $351,043,225)		$347,492,575
Cash		85
Restricted cash (Note 2)		103,500
Income receivable		1,592,275
Income receivable from affiliated holdings		185,861
Receivable for shares sold		511,919
TOTAL ASSETS		349,886,215
Liabilities:
Payable for investments purchased	$173,446
Payable for shares redeemed	520,679
Payable for daily variation margin on futures contracts	83,769
Income distribution payable	37,598
Payable for investment adviser fee (Note 5)	1,649
Payable for administrative fees (Note 5)	761
Payable for transfer agent fee	28,297
Payable for Directors'/Trustees' fees (Note 5)	416
Payable for portfolio accounting fees	43,544
Payable for other service fees (Notes 2 and 5)	6,426
Accrued expenses (Note 5)	26,295
TOTAL LIABILITIES		922,880
Net assets for 34,232,513 shares outstanding		$348,963,335
Net Assets Consist of:
Paid-in capital		$359,961,885
Total distributable earnings (loss)		(10,998,550)
TOTAL NET ASSETS		$348,963,335
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($23,501,347 ÷ 2,304,699 shares outstanding), no par value, unlimited shares authorized	$10.20
Offering price per share (100/99.00 of $10.20)	$10.30
Redemption proceeds per share	$10.20
Institutional Shares:
Net asset value per share ($262,221,184 ÷ 25,722,545 shares outstanding), no par value, unlimited shares authorized	$10.19
Offering price per share	$10.19
Redemption proceeds per share	$10.19
Service Shares:
Net asset value per share ($10,997,402 ÷ 1,079,678 shares outstanding), no par value, unlimited shares authorized	$10.19
Offering price per share	$10.19
Redemption proceeds per share	$10.19
Class R6 Shares:
Net asset value per share ($52,243,402 ÷ 5,125,591 shares outstanding), no par value, unlimited shares authorized	$10.19
Offering price per share	$10.19
Redemption proceeds per share	$10.19
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended February 28, 2019 (unaudited)
Investment Income:
Interest			$3,298,854
Dividends received from affiliated holdings*			1,250,071
TOTAL INCOME			4,548,925
Expenses:
Investment adviser fee (Note 5)		$511,988
Administrative fee (Note 5)		138,579
Custodian fees		9,166
Transfer agent fee (Note 2)		86,603
Directors'/Trustees' fees (Note 5)		2,554
Auditing fees		15,888
Legal fees		6,315
Portfolio accounting fees		65,178
Other service fees (Notes 2 and 5)		43,791
Share registration costs		42,263
Printing and postage		16,881
Miscellaneous (Note 5)		12,232
TOTAL EXPENSES		951,438
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(218,920)
Reimbursement of other operating expenses (Notes 2 and 5)	(51,246)
TOTAL WAIVER AND REIMBURSEMENTS		(270,166)
Net expenses			681,272
Net investment income			3,867,653
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments (including net realized loss of $(336,930) on sales of investments in affiliated holdings*)			(787,613)
Net realized loss on futures contracts			(209,786)
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $607,528 of investments in affiliated holdings*)			3,156,972
Net change in unrealized appreciation of futures contracts			29,070
Net realized and unrealized gain on investments and futures contracts			2,188,643
Change in net assets resulting from operations			$6,056,296
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 2/28/2019	Year Ended 8/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,867,653	$7,446,786
Net realized loss	(997,399)	(253,198)
Net change in unrealized appreciation/depreciation	3,186,042	(8,161,090)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,056,296	(967,502)
Distributions to Shareholders (Note 2):
Class A Shares	(241,327)	(492,996)
Institutional Shares	(2,916,502)	(5,939,999)
Service Shares	(118,218)	(401,927)
Class R6 Shares	(591,119)	(615,047)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,867,166)	(7,449,969)
Share Transactions:
Proceeds from sale of shares	89,361,612	159,375,938
Net asset value of shares issued to shareholders in payment of distributions declared	3,581,307	6,784,901
Cost of shares redeemed	(90,679,918)	(169,629,037)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,263,001	(3,468,198)
Change in net assets	4,452,131	(11,885,669)
Net Assets:
Beginning of period	344,511,204	356,396,873
End of period	$348,963,335	$344,511,204
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
February 28, 2019 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Short-Intermediate Total Return Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Institutional Shares, Service Shares, and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Semi-Annual Shareholder Report

Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $270,166 is disclosed in various locations in this Note 2 and Note 5. For the six months ended February 28, 2019, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$7,619	$(4,866)
Institutional Shares	72,520	(44,388)
Service Shares	3,361	(1,992)
Class R6 Shares	3,103	—
TOTAL	$86,603	$(51,246)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. All distributions as indicated on the Statement of Changes in Net Assets for the year ended August 31, 2018, were from net investment income. Undistributed net investment income for the year ended August 31, 2018, was $2,337.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended February 28, 2019, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$29,411
Service Shares	14,380
TOTAL	$43,791
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended February 28, 2019, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of February 28, 2019, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $13,375,246. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin on futures contracts	$(42,680)*
*	Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2019
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(209,786)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$29,070
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
	Six Months Ended 2/28/2019		Year Ended 8/31/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	303,639	$3,072,160	1,309,350	$13,396,179
Shares issued to shareholders in payment of distributions declared	21,785	220,610	42,286	431,376
Shares redeemed	(495,413)	(5,011,414)	(1,511,737)	(15,436,248)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(169,989)	$(1,718,644)	(160,101)	$(1,608,693)
Semi-Annual Shareholder Report

	Six Months Ended 2/28/2019		Year Ended 8/31/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,258,983	$53,194,819	13,851,085	$141,486,350
Shares issued to shareholders in payment of distributions declared	262,423	2,657,575	525,323	5,355,059
Shares redeemed	(7,277,536)	(73,635,384)	(12,584,231)	(128,319,586)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,756,130)	$(17,782,990)	1,792,177	$18,521,823

	Six Months Ended 2/28/2019		Year Ended 8/31/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	62,301	$630,846	249,593	$2,550,479
Shares issued to shareholders in payment of distributions declared	11,074	112,018	37,514	383,428
Shares redeemed	(231,067)	(2,332,058)	(2,366,492)	(24,199,699)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(157,692)	$(1,589,194)	(2,079,385)	$(21,265,792)

	Six Months Ended 2/28/2019		Year Ended 8/31/2018
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,210,809	$32,463,787	190,964	$1,942,930
Shares issued to shareholders in payment of distributions declared	58,396	591,104	60,345	615,038
Shares redeemed	(959,799)	(9,701,062)	(165,228)	(1,673,504)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	2,309,406	$23,353,829	86,081	$884,464
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	225,595	$2,263,001	(361,228)	$(3,468,198)
4. FEDERAL TAX INFORMATION
At February 28, 2019, the cost of investments for federal tax purposes was $351,043,225. The net unrealized depreciation of investments for federal tax purposes was $3,507,970. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,114,399 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,622,369. The amounts presented are inclusive of derivative contracts.
At August 31, 2018, the Fund had a capital loss carryforward of $6,312,064 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for
Semi-Annual Shareholder Report

federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$2,565,358	$3,746,706	$6,312,064
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the six months ended February 28, 2019, the Adviser voluntarily waived $217,371 of its fee and voluntarily reimbursed $51,246 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended February 28, 2019, the Adviser reimbursed $1,549.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended February 28, 2019, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.10%
Service Shares	0.05%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended February 28, 2019, the Fund's Class A Shares and Service Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended February 28, 2019, FSC did not retain sales charges from the sale of the Class A Shares.
Other Service Fees
For the six months ended February 28, 2019, FSSC received $796 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective November 1, 2018, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62%, 0.37%, 0.62% and 0.36% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2019, were as follows:
Purchases	$12,313,324
Sales	$12,738,096
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of February 28, 2019, the Fund had no outstanding loans. During the six months ended February 28, 2019, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of February 28, 2019, there were no outstanding loans. During the six months ended February 28, 2019, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2018 to February 28, 2019.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 9/1/2018	Ending Account Value 2/28/2019	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,017.10	$3.10
Institutional Shares	$1,000	$1,017.40	$1.85
Service Shares	$1,000	$1,017.10	$3.10
Class R6 Shares	$1,000	$1,017.40	$1.80
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.70	$3.11
Institutional Shares	$1,000	$1,023.00	$1.86
Service Shares	$1,000	$1,021.70	$3.11
Class R6 Shares	$1,000	$1,023.00	$1.81
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.62%
Institutional Shares	0.37%
Service Shares	0.62%
Class R6 Shares	0.36%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Short-Intermediate Total Return Bond Fund (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits
Semi-Annual Shareholder Report

that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer
Semi-Annual Shareholder Report

group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver
Semi-Annual Shareholder Report

competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group, and the Fund's performance fell below the median of the relevant Peer Group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund's holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC's website at www.sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Short-Intermediate Total Return Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B870
CUSIP 31420B607
CUSIP 31420B508
CUSIP 31420B862
34586 (4/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date April 22, 2019

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date April 22, 2019